Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (65,093)	$ (29,400)	$ (74,362)	$ (35,784)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	519	515	1,027	1,052
Loss (gain) on extinguishment of debt	389	(5,951)	(5,951)	(691)
Decrease in allowance for doubtful accounts				(141)
Share-based compensation expense	2,798	9,991	12,452	3,191
Changes in fair value of financial instruments carried at fair value, net	38,500	10,266	27,711	77
Amortization of debt discounts and debt issuance costs		42	46
Loss on disposal of assets				117
Changes in operating assets and liabilities:
Accounts receivable, net	94	8	(146)	287
Prepaid expenses and other current assets	170	(562)	173	(388)
Other assets				1
Accounts payable	472	(1,249)	1,336	2,951
Due to a related party				(31)
Accrued expenses	568	177	5,736	2,888
Deferred revenue	961	710	3,950	2,083
Other liabilities		1	(9)	458
Cash flows used in operating activities	(20,622)	(15,452)	(28,037)	(23,930)
Cash flows from investing activities:
Purchase of property and equipment	(203)		(99)	(137)
Internal-use software development costs	(97)	(6)	(199)	(124)
Net cash used in investing activities	(300)	(6)	(298)	(261)
Cash flows from financing activities:
Payments of borrowings on convertible notes	(35)		(5)
Proceeds from borrowings of SAFE notes	3,715	14,100	15,100	3,500
Proceeds from borrowings on convertible notes		4,000	4,000
Proceeds from borrowings from related parties	16,477	2,250	7,106
Proceeds from the issuance of Class B-6a redeemable convertible preferred shares	3,000	250	1,400	14,752
Proceeds from exercise of share options	29	32	72	1
Net cash provided by financing activities	23,186	20,632	27,673	18,253
Increase (decrease) in cash, cash equivalents and restricted cash	2,264	5,174	(662)	(5,938)
Cash, cash equivalents and restricted cash at beginning of period	912	1,574	1,574	7,512
Cash, cash equivalents and restricted cash at end of period	3,176	6,748	912	1,574
Supplemental schedule of non-cash investing and financing activities:
Issuance of SAFE notes	4,354	6,417
Issuance of SAFE for future services			6,416
Issuance of Class B-6a redeemable convertible preferred shares for outstanding payables			255
Conversion of convertible securities to Class B-6a redeemable convertible preferred shares		9,816	9,816
Issuance of Class B-6s convertible preferred shares in exchange for outstanding payables	258			10
Issuances of Class B-6a redeemable convertible preferred shares in exchange for outstanding payable		286	307	75
Conversion of promissory notes to Class B-6s convertible preferred shares	4,418		441	368
Exercise of ordinary warrants	20
Issuance of ordinary warrants				758
Right-of-use assets obtained in exchange for new operating lease liabilities		621	1,800
Purchases of property and equipment included in accounts payable	17	96	61	206
Southern Airways Corporation
Cash flows from operating activities:
Net loss	(3,904)	(2,337)	(4,471)	10,660
Net income (loss) including noncontrolling interests	(4,105)	(2,337)	(5,148)	10,660
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,860	1,223	3,051	1,604
Loss (gain) on extinguishment of debt			37	0
Share-based compensation expense			0	220
Noncash operating lease expense	2,365	1,648	3,768	0
(Gain on sale of assets) Loss on disposal of assets	(342)	5
Amortization of debt discount	220	78
Other, net	(22)	(23)	166	(41)
Changes in operating assets and liabilities:
Accounts receivable, net	(600)	(139)	(752)	(354)
Prepaid expenses and other current assets	510	(689)	(2,854)	(1,011)
Other assets	(170)	(447)	(679)	(825)
Accounts payable	1,177	1,353	2,610	(67)
Due to a related party	(398)	(487)	309	(533)
Deferred revenue	1,311	2,079	1,619	1,892
Other liabilities	(1,474)	(219)	3,165	353
Accrued salaries, wages, and benefits	289	203	613	627
Operating lease liabilities	(2,554)	(1,821)	(4,116)	0
CARES Act liability				(1,500)
Cash flows used in operating activities	(1,933)	427	1,789	11,025
Cash flows from investing activities:
Purchase of property and equipment	(1,142)	(13,492)	(18,979)	(6,381)
Proceeds from sale of fixed assets	1,402	1	0	114
Acquisition of MUA, net of cash acquired	0	(4,164)	(4,163)	0
Net cash used in investing activities	260	(17,655)	(23,142)	(6,267)
Cash flows from financing activities:
Proceeds from borrowings from related parties	2,700	0
Proceeds from collateralized borrowings, net of repayment	1,284	0	1,316	0
Proceeds from borrowings of long-term debt, net of closing costs	0	16,932	19,747	0
Proceeds from Marianas Pacific Express, LLC – other liabilities	0	1,000
Principal payments on long-term debt	(2,266)	(2,168)	(3,188)	(409)
Principal payments on long-term debt – related parties	(407)	(347)	(699)	(450)
Repayment of finance or capital lease obligations	(80)	(64)	(131)	(262)
Proceeds from Warrant Exercises	107	0
Net cash provided by financing activities	1,338	15,353	17,045	(1,121)
Increase (decrease) in cash, cash equivalents and restricted cash	(335)	(1,875)	(4,308)	3,637
Cash, cash equivalents and restricted cash at beginning of period	1,402	5,710	5,710	2,073
Cash, cash equivalents and restricted cash at end of period	1,067	3,835	1,402	5,710
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	1,476	500	1,650	696
Cash paid for income taxes, net of refunds	11	408	418	0
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	691	0	8,968
Purchases of property and equipment included in accounts payable	267	0	202	0
Common shares issued to related party for guarantee of debt financing	0	1,104	1,290	0
Common shares issued to related party for non-compete agreement		1,806	100	100
Property and equipment purchased through debt financing from seller	0		3,782	305
Derecognition of right-of-use assets and liabilities upon lease termination	0	(1,224)	(1,224)	0
Right-of-use assets obtained in exchange for new operating lease liabilities	0	2,408	8,968	0
Payment of other liabilities as part of sale of fixed assets			$ 0	$ 69
Prepaid used for capitalized software development	$ 164	$ 0